DEFERRED INCOME TAXES - Schedule of Deferred Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Pre tax income	$ 876,539	$ 1,564,849	$ 2,045,713
Tax at federal rate	933,918	745,787	806,761
Other	12,082	(6,043)	0
Temporary differences	(84,185)	60,256	281,431
Income tax	$ 861,815	800,000	1,088,192
British Virgin Islands [Member]
Operating Loss Carryforwards [Line Items]
Corporate income tax rate	0.00%
Tax at federal rate	$ 0	0	0
Ghana [Member]
Operating Loss Carryforwards [Line Items]
Corporate income tax rate	35.00%
Tax at federal rate	$ 933,918	$ 745,787	$ 806,761